OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2018	2017
Deferred operating cost and charterhire revenue	8,206	1,044
Mark-to-market foreign exchange swaps valuation (see note 27)	1,322	223
Mark-to-market equity swaps valuation (see note 27)	70,804	40,141
Day 1 gain deferred revenue - current portion (see note 23)	9,950	7,463
Dividends payable	16,762	5,032
Other (1)	14,485	8,379
	121,529	62,282

(1) This includes amounts owed to Keppel and B&V in relation to the Hilli Disposal.